LEASES - Future minimum payments of non-cancellable leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Future minimum payments
Future minimum payments of non-cancellable leases	$ 15.6	$ 16.3
Not later than one year
Future minimum payments
Future minimum payments of non-cancellable leases	10.6	11.0
Later than one year but not later than five years
Future minimum payments
Future minimum payments of non-cancellable leases	4.4	4.7
Later than five years
Future minimum payments
Future minimum payments of non-cancellable leases	$ 0.6	$ 0.6